Cover	Sep. 21, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2022
Entity File Number	001-40524
Entity Registrant Name	Northern Lights Acquisition Corp.
Entity Central Index Key	0001854963
Entity Tax Identification Number	86-2409612
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10 East 53rd Street
Entity Address, Address Line Two	Suite 3001
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(510)
Local Phone Number	323-2526
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	NLITU
Security Exchange Name	NASDAQ
Class A Common Stock, $0.0001 par value per share
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	NLIT
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	NLITW
Security Exchange Name	NASDAQ